Nature of Business (Details Textual)	1 Months Ended		12 Months Ended
	Oct. 20, 2017 USD ($) $ / shares shares	Sep. 18, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Sep. 18, 2015 £ / shares	Dec. 31, 2014 USD ($)
Nature Of Business [Line Items]
American Depositary Shares Description			each representing 100
Percentage Of Total Shares Issued		92.85%				92.85%
Percentage Of Total Shares Issued On Diluted Basis		91.68%				91.68%
Business Combination Share Exchange			721:1
Stock Issued During Period, Shares, New Issues | shares	348,000,000
Stock Issued During Period, Value, New Issues	$ 17,400,000		$ 15,671,881		$ 69,574,354
Sale of Stock, Price Per Share | $ / shares	$ 5.00
Payments Of Stock Issuance Costs	$ 1,700,000		1,728,119	$ 0	5,425,646
Proceeds from Issuance of Private Placement		$ 69,600,000
Retained Earnings (Accumulated Deficit)			(110,336,867)	(74,937,610)
Cash and Cash Equivalents, at Carrying Value, Total			28,106,671	34,098,812	68,919,995		$ 3,327,468
Net Cash Provided by (Used in) Operating Activities			(31,598,709)	(24,624,535)	(4,965,583)
Net Income (Loss) Attributable To Parent			$ (35,399,257)	$ (18,140,997)	$ (45,317,532)
American Depositary Share [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares	3,480,000
Private Placement [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares		395,881,100
Stock Issued During Period, Value, New Issues		$ 75,000,000
Sale of Stock, Percentage of Ownership after Transaction		33.30%
Payments Of Stock Issuance Costs		$ 5,400,000
Private Placement [Member] | American Depositary Share [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares		3,958,811
Sale of Stock, Price Per Share | $ / shares		$ 18.945
RPC Pharma Limited [Member]
Nature Of Business [Line Items]
Shares Issued, Price Per Share | £ / shares						£ 0.01
Stock Issued During Period, Shares, Acquisitions | shares			722,345,600	722,345,600